Secured Term Loan Facilities and Revolving Credit Facilities - Additional Information (Details) $ in Thousands												1 Months Ended	12 Months Ended	13 Months Ended
	Aug. 09, 2024 USD ($)	Mar. 20, 2023 USD ($)	Dec. 15, 2022 USD ($) vessel	Dec. 07, 2022 USD ($)	Aug. 03, 2021 USD ($)	Sep. 17, 2020 USD ($)	Oct. 31, 2019 USD ($)	Mar. 25, 2019 USD ($)	Jul. 31, 2015 USD ($) vessel	Oct. 30, 2013 USD ($) vessel	Oct. 25, 2013 USD ($) vessel	Aug. 31, 2021 USD ($) facility	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2029 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2019	Mar. 31, 2019 USD ($)
Debt Instrument [Line Items]
Current portion of secured term loan facilities, net of deferred financing costs													$ 250,087	$ 120,327
Cash, cash equivalents													$ 130,821	149,604		$ 146,668
Number of debt facilities guaranteed | facility												4
March 2019 Secured Term Loan Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								$ 107,000
Basis spread on variable rate (as a percent)													2.66%
Debt instrument term								6 years
Final payment amount													$ 54,400
2019 Senior Secured Term Loan Facility | August 2021 Amendment and Restatement Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												$ 66,950
Line of credit facility periodic payment													2,900
Line of credit facility amount outstanding													10,800
Final payment amount													$ 26,200
Collateral requirements percentage												125.00%
Minimum ratio of stockholders' equity to total assets												30.00%
Cash, cash equivalents												$ 50,000
Percentage of senior secured loan owed												5.00%
December 2022 Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 111,800
Basis spread on variable rate (as a percent)													2.09%
Line of credit facility periodic payment													$ 3,100
Line of credit facility amount outstanding													20,900
Final payment amount													$ 39,700
Minimum amount of cash and cash equivalents				$ 50,000
Minimum amount of cash and cash equivalents as a percentage of total debt				5.00%
Collateral requirements percentage				135.00%
Minimum ratio of stockholders' equity to total assets				30.00%
Greater Bay JV Term Loan Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 151,300
Basis spread on variable rate (as a percent)													2.20%
Line of credit facility periodic payment													$ 2,700
Line of credit facility amount outstanding													$ 130,800
Minimum amount of cash and cash equivalents			$ 35,000
Minimum amount of cash and cash equivalents as a percentage of total debt			5.00%
Collateral requirements percentage			125.00%
Minimum ratio of stockholders' equity to total assets			30.00%
Number of vessels to be financed | vessel			5
Proceeds from issuance of long-term debt														151,300
Period for final payment													6 years
Number of assets securing facility | vessel			5
Greater Bay JV Term Loan Facility | Subsidiaries, Greater Bay JV Entities
Debt Instrument [Line Items]
Minimum amount of cash and cash equivalents			$ 3,000
Period from first drawdown for minimum amount of cash and cash equivalents			12 months
March 2023 Senior Secured Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 200,000
Basis spread on variable rate (as a percent)		2.10%
Debt instrument term		6 years
Line of credit facility amount outstanding													$ 141,800
Final payment amount		$ 8,300
Minimum amount of cash and cash equivalents		$ 50,000
Minimum amount of cash and cash equivalents as a percentage of total debt		5.00%
Collateral requirements percentage		125.00%
Minimum ratio of stockholders' equity to total assets		30.00%
March 2023 Senior Secured Term Loan | Forecast
Debt Instrument [Line Items]
Final payment amount															$ 25,000
Navigator Aurora Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 69,100
Basis spread on variable rate (as a percent)							2.01%
Debt instrument term							7 years
Unsecured debt														$ 48,100
August 2024 Senior Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 147,600
Basis spread on variable rate (as a percent)	1.90%
Debt instrument term	6 years
Final payment amount	$ 67,500
Total secured term loans facilities and revolving credit facilities	$ 145,000
August 2024 Senior Secured Term Loan and Revolving Credit Facility | Sustainability-Linked Element
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.05%
Minimum
Debt Instrument [Line Items]
Derivative interest rate													0.3615%
Minimum | 2019 Senior Secured Term Loan Facility | August 2021 Amendment and Restatement Agreement
Debt Instrument [Line Items]
Interest rate																	3.77%
Minimum | Greater Bay JV Term Loan Facility
Debt Instrument [Line Items]
Final payment amount													$ 15,500
Maximum
Debt Instrument [Line Items]
Derivative interest rate													2.137%
Maximum | 2019 Senior Secured Term Loan Facility | August 2021 Amendment and Restatement Agreement
Debt Instrument [Line Items]
Interest rate																	3.78%
Maximum | Greater Bay JV Term Loan Facility
Debt Instrument [Line Items]
Final payment amount													$ 18,800
Ethylene Marine Export Terminal
Debt Instrument [Line Items]
Receipt of indemnity payments threshold for mandatory required prepayments													$ 500
Terminal Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)													3.26%
Minimum debt service coverage ratio													1.10
Minimum debt service coverage ratio required to pay dividends													1.20
Terminal Facility | Interest Rate Swap
Debt Instrument [Line Items]
Percentage of outstanding loan amount hedged													80.00%
Terminal Facility | Interest Rate Swap | ING Capital Markets LLC
Debt Instrument [Line Items]
Percentage of loan amount hedged per counterparty													50.00%
Derivative interest rate													0.369%
Terminal Facility | Interest Rate Swap | Societe Generale
Debt Instrument [Line Items]
Percentage of loan amount hedged per counterparty													50.00%
Derivative interest rate													0.362%
Terminal Facility | Minimum
Debt Instrument [Line Items]
Interest periods													3 months
Line of credit facility periodic payment													$ 3,400
Terminal Facility | Maximum
Debt Instrument [Line Items]
Interest periods													6 months
Line of credit facility periodic payment													$ 3,800
Terminal Facility | Ethylene Marine Export Terminal | ING Capital LLC And SG America Securities
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																		$ 75,000
Current portion of secured term loan facilities, net of deferred financing costs													10,900
Revolving Credit Facility | Secured Revolving Credit Facility Due 2025
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						$ 210,000							$ 210,000
Basis spread on variable rate (as a percent)													2.76%
Line of credit facility periodic payment													$ 7,400
Line of credit facility amount outstanding													143,400
Final payment amount													136,000
Minimum amount of cash and cash equivalents						$ 35,000
Minimum amount of cash and cash equivalents as a percentage of total debt						5.00%
Collateral requirements percentage						125.00%
Minimum ratio of stockholders' equity to total assets						30.00%
Total secured term loans facilities and revolving credit facilities													136,000
DB Credit Facility A
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity											$ 57,700
Basis spread on variable rate (as a percent)											2.47%
Line of credit facility periodic payment											$ 1,200
Debt instrument term											12 years
Line of credit facility amount outstanding													16,900
Collateral requirements percentage					125.00%
Minimum ratio of stockholders' equity to total assets					30.00%
Cash, cash equivalents					$ 50,000
Percentage of senior secured loan owed					5.00%
Number of vessels to be financed | vessel											2
Santander Credit Facility A
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										$ 81,000
Basis spread on variable rate (as a percent)										2.47%
Debt instrument term										12 years
Line of credit facility amount outstanding													34,900
Collateral requirements percentage					125.00%
Minimum ratio of stockholders' equity to total assets					30.00%
Cash, cash equivalents					$ 50,000
Percentage of senior secured loan owed					5.00%
Number of vessels to be financed | vessel										3
Santander Credit Facility A | Minimum
Debt Instrument [Line Items]
Line of credit facility periodic payment										$ 1,000
Santander Credit Facility A | Maximum
Debt Instrument [Line Items]
Line of credit facility periodic payment										$ 1,200
Santander Credit Facility B
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ 55,800
Basis spread on variable rate (as a percent)									2.47%
Debt instrument term									12 years
Line of credit facility amount outstanding													21,600
Collateral requirements percentage					125.00%
Minimum ratio of stockholders' equity to total assets					30.00%
Cash, cash equivalents					$ 50,000
Percentage of senior secured loan owed					5.00%
Number of vessels to be financed | vessel									2
Santander Credit Facility B, Tranche One
Debt Instrument [Line Items]
Line of credit facility periodic payment									$ 1,100
Santander Credit Facility B, Tranche Two
Debt Instrument [Line Items]
Line of credit facility periodic payment									1,300
DB Credit Facility B
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ 60,900
Basis spread on variable rate (as a percent)									2.47%
Line of credit facility periodic payment									$ 1,300
Debt instrument term									12 years
Line of credit facility amount outstanding													$ 83,600
Collateral requirements percentage					125.00%
Minimum ratio of stockholders' equity to total assets					30.00%
Cash, cash equivalents					$ 50,000
Percentage of senior secured loan owed					5.00%
Number of vessels to be financed | vessel									2